Fees Summary	Aug. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,762,500
Previously Paid Amount	0
Total Fee Amount	1,647.74
Total Offset Amount	0
Net Fee	$ 1,647.74